UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

The Perkins Discovery Fund
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 93.4%
	Chemicals: 2.9%
30,000	Landec Corp. *	$197,400
	Communications Equipment: 3.3%
35,000	Globecomm Systems, Inc. *	192,150
10,000	Numerex Corp. *	35,800
		227,950
	Computers: 2.2%
50,000	Datalink Corp. *	155,500

	Computers & Peripherals: 3.5%
25,000	Compellent Technologies, Inc. *	243,250

	Diversified Telecommunication Services: 2.9%
90,000	Broadcast International, Inc.*	198,000

	Electronic Equipment & Instruments: 5.1%
50,000	ADDvantage Technologies Group, Inc. *	89,000
125,000	Iteris, Inc. *	193,750
90,000	Wireless Ronin Technologies, Inc. *	73,800
		356,550

	Energy Equipment & Services: 1.5%
20,000	Union Drilling, Inc. *	103,800

	Food & Staples Retailing: 3.0%
50,000	Allion Healthcare, Inc. *	206,000

	Food Products: 2.9%
10,000	Diamond Foods, Inc.	201,500

	Health Care Equipment & Supplies: 5.1%
150,000	CardioGenesis Corp. *	22,500
20,000	Span-America Medical Systems, Inc.	190,200
150,000	Uroplasty, Inc. *	142,500
		355,200
	Health Care Providers & Services: 12.9%
87,500	Health Fitness Corp. *	189,875
65,000	IntegraMed America, Inc. *	435,500
20,000	U.S. Physical Therapy, Inc. *	266,600
		891,975
	Heathcare Products: 1.1%
60,000	EDAP TMS S.A. - ADR *	76,800

	Help Supply Services: 0.8%
50,000	RCM Technologies, Inc. *	54,000

	Hotels, Restaurants & Leisure: 0.2%
50,000	Granite City Food & Brewery Ltd. *	16,250

	Household Products: 0.1%
50,000	Spectrum Brands, Inc. *	4,500

	Internet Software & Services: 2.1%
70,000	Easylink Services Intl Corp. *	93,800
237,500	I-Many, Inc. *	52,250
		146,050
	IT Services: 3.7%
80,000	Computer Task Group, Inc. *	257,600

	Leisure Equipment & Products: 0.2%
40,000	Nature Vision, Inc. *	13,200

	Machinery: 4.6%
11,500	Tennant Co.	177,100
10,000	Titan Machinery, Inc. *	140,600
		317,700
	Media: 8.0%
400,000	Insignia Systems, Inc. *	364,000
45,000	Lakes Entertainment, Inc. *	180,900
21,554	WPT Enterprises, Inc. *	9,268
		554,168
	Pharmaceuticals: 6.5%
200,000	Heska Corp. *	50,000
20,000	Matrixx Initiatives, Inc. *	329,800
50,000	Oculus Innovative Sciences, Inc. *	71,000
		450,800
	Semiconductor & Semiconductor Equipment: 0.5%
43,000	Mathstar, Inc. *	34,400

	Software: 16.6%
30,000	Ebix, Inc. *	717,000
22,500	NetScout Systems, Inc. *	193,950
120,000	OpenTv Corp. *	147,600
232,400	SoftBrands, Inc. *	88,312
		1,146,862

	Specialty Retail: 3.7%
90,000	Appliance Recycling Centers of America, Inc. *	255,600

	TOTAL COMMON STOCKS
	(Cost $12,348,980)	6,465,055

	SHORT-TERM INVESTMENTS: 9.4%
	Money Market Investments: 9.4%
212,668	AIM Liquid Assets	212,668
324,867	AIM Short-Term Prime-Institutional Class	324,867
114,839	Fidelity Money Market Portfolio	114,839
		652,374
	TOTAL SHORT- TERM INVESTMENTS
	(Cost $652,374)	652,374

	Total Investments: 102.8%
	(Cost $13,001,354)	7,117,429
	Liabilities in Excess of Other Assets: (2.8)%	(195,759)
	TOTAL NET ASSETS: 100.0%	$6,921,670

ADR	American Depository Receipt
*	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows+:

	Cost of investments	$13,001,354
	Gross unrealized appreciation	685,865
	Gross unrealized depreciation	(6,569,790)
	Net unrealized appreciation	$(5,883,925)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Perkins Discovery Fund
FAS 157 - Summary of Fair Value Exposure at December 31, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Perkins Discovery Fund has adopted FAS 157 effective December 31, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Perkin Discovery Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	7,117,429	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	7,117,429	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 3, 2009

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  February 19, 2009

* Print the name and title of each signing officer under his or her signature.